Expense Example {- Fidelity® Tax-Exempt Money Market Fund} - 10.31 Fidelity Tax-Exempt Money Market Fund Premium PRO-12 - Fidelity® Tax-Exempt Money Market Fund - Fidelity Tax-Exempt Money Market Fund-Premium Class
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 31
3 years	109
5 years	198
10 years	$ 459